Fair Value Measurements (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary Of Assets And Liabilities Required To Be Carried At Fair Value On A Recurring Basis
The following table sets forth by level within the fair value hierarchy the Company’s liability that was accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of March 31, 2024	$—	$—	$234,667
PIPE with reduction right liability as of March 31, 2024	$—	$—	$19,399,127

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of December 31, 2023	$—	$—	$469,333
PIPE with reduction right liability as of December 31, 2023	$—	$—	$18,253,010

The following table sets forth by level within the fair value hierarchy the Company’s liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)

Private placement warrants as of December 31, 2023	$—	$—	$469,333
PIPE with reduction right liability as of December 31, 2023	$—	$—	$18,253,010

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of December 31, 2022	$—	$—	$3,285,333

STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary Of Assets And Liabilities Required To Be Carried At Fair Value On A Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2024 and 2023:

	March 31, 2024			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:

Forward exchange contracts (see Note 18)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 18)	—	35.6	35.6	—	41.1	41.1
Liabilities:
Forward exchange contracts (see Note 18)	—	(2.8)	(2.8)	—	(0.1)	(0.1)

Summary Of Carrying Values And Fair Values Of The Company
The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2024 and 2023:

March 31, 2024		March 31, 2023
(Amounts in millions)
Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(Level 2)		(Level 2)

Term Loan A	$396.6	$397.3	$424.2	$415.4
Term Loan B	816.9	818.1	827.2	817.1
Production Loans	1,286.2	1,292.2	1,346.1	1,349.9
Production Tax Credit Facility	258.7	260.0	229.4	231.8
Backlog Facility and Other	285.4	287.3	223.7	226.0
IP Credit Facility	107.6	109.9	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).